E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Summary of Business Divestments Transactions
Divestments

Divestments 2021–2023
	2023	2022	2021
Proceeds
Cash and cash equivalents	–633	20	273
Shares in associated companies	–	298	–
Total proceeds	–633	318	273

Net assets disposed of
Property, plant and equipment	121	–	26
Right-of-use assets	–	–	7
Investments in associates	–	82	–
Goodwill	–	–	–48
Other assets	–	23	51
Provisions, incl. post-employment benefits	–	–42	–30
Other liabilities	35	–101	36
Total net assets	156	–38	42
Net gains/losses from divestments	–789	356	231
Shares in associated companies	–	–298	–
Cash flow effect	–633	20	273

Summary of Business Combinations Transactions

Acquisitions 2021–2023
Business	Description	Transaction date
Ericom	An Israel based enterprise cloud security platform provider.	Apr 2023
Vonage	A US based global provider of cloud-based communications.	Jul 2022
Quortus	A UK based mobile core software business with expertise in enterprise 4G/5G technology.	Nov 2021
Axonix	A UK based mobile-first programmatic advertising exchange business.	Mar 2021

Summary of Business Divestments Transactions

Divestments 2021–2023
Business	Description	Transaction date
IoT	IoT accelerator and connected vehicle cloud businesses and related assets.	Mar 2023
Aerialink	A US based company providing premier messaging solutions for business to business communications.	Nov 2022
Data center	A data center business located in the Netherlands.	Nov 2021

Acquisitions 2020-2023 [member]
Disclosure of detailed information about business combination [line items]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations
Acquisitions

Acquisitions 2021–2023
	2023	2022	2021
Consideration
Purchase price paid on acquisition	579	51,297	256
Deferred consideration/Others 1)	–	1,972	–
Total consideration, all cash and cash equivalents	579	53,269	256

Net assets (liabilities) acquired
Intangible assets	306	23,554	–95
Property, plant and equipment	1	186	1
Right-of-use of assets	2	334	–
Cash and cash equivalents	7	521	–
Other assets	83	5,344	21
Provisions, incl. post-employment benefits	–	–1,050	–
Other liabilities	–168	–16,916	–348
Total identifiable net assets (liabilities)	231	11,973	–421
Goodwill	348	41,296	677
Total	579	53,269	256
Acquisition-related costs 2)	36	436	11

1)
Deferred consideration relates to the
pre-combination
portion of employee stock awards that were previously granted to Vonage employees, which will be paid out post acquisition according to the original award vesting schedule.

2)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.